PSF Small-Cap Stock Index Portfolio Investment Strategy - PSF Small-Cap Stock Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in all or a representative sample of the stocks in the Standard & Poor’s Small Capitalization 600 Stock Index (S&P SmallCap 600 Index). As of January 31, 2026, the S&P SmallCap 600 Index stocks had a weighted average market capitalization of $4.068 billion and the largest company by market capitalization had a capitalization of $9.948 billion. The Portfolio invests primarily in equity securities of publicly-traded companies with small market capitalizations. The Portfolio is not “managed” in the traditional sense of using market and economic analyses to select stocks. Rather, the holdings and weightings that comprise the Portfolio’s assets are generally based on that of the Portfolio’s secondary benchmark, the S&P SmallCap 600 Index.